UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

Deutsche Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2014 (Unaudited)

Deutsche Core Equity Fund
(formerly DWS Core Equity Fund)
	Shares	Value ($)
Common Stocks 99.1%
Consumer Discretionary 13.0%
Auto Components 1.2%
BorgWarner, Inc.	618,964	40,350,263
Hotels, Restaurants & Leisure 1.6%
Las Vegas Sands Corp.	262,982	20,044,488
Starwood Hotels & Resorts Worldwide, Inc.	391,765	31,662,447

		51,706,935
Internet & Catalog Retail 1.6%
Amazon.com, Inc.*	107,500	34,913,850
Expedia, Inc. (a)	210,402	16,571,261

		51,485,111
Media 1.7%
Twenty-First Century Fox, Inc. "A" (a)	801,020	28,155,853
Walt Disney Co.	317,870	27,254,174

		55,410,027
Multiline Retail 0.7%
Macy's, Inc.	413,438	23,987,673
Specialty Retail 3.5%
Dick's Sporting Goods, Inc.	575,641	26,801,845
Home Depot, Inc.	598,595	48,462,251
L Brands, Inc.	688,901	40,410,933

		115,675,029
Textiles, Apparel & Luxury Goods 2.7%
NIKE, Inc. "B"	790,341	61,290,945
VF Corp. (a)	424,897	26,768,511

		88,059,456
Consumer Staples 8.5%
Beverages 1.6%
PepsiCo, Inc.	594,262	53,091,367
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	307,919	35,459,952
Kroger Co.	339,346	16,773,873
Whole Foods Market, Inc. (a)	567,920	21,938,750

		74,172,575
Food Products 2.6%
Hillshire Brands Co.	359,276	22,382,895
Kraft Foods Group, Inc.	392,460	23,527,977
Mead Johnson Nutrition Co.	421,821	39,301,062

		85,211,934
Household Products 0.9%
Procter & Gamble Co.	377,149	29,640,140
Personal Products 1.1%
Estee Lauder Companies, Inc. "A"	490,157	36,399,059
Energy 10.9%
Energy Equipment & Services 2.9%
Halliburton Co.	947,474	67,280,129
Schlumberger Ltd. (a)	237,925	28,063,254

		95,343,383
Oil, Gas & Consumable Fuels 8.0%
Anadarko Petroleum Corp.	578,738	63,354,449
Antero Resources Corp.* (a)	289,563	19,004,020
Chevron Corp. (a)	627,919	81,974,825
EOG Resources, Inc.	407,422	47,611,335
Pioneer Natural Resources Co. (a)	114,841	26,391,610
Valero Energy Corp.	500,912	25,095,691

		263,431,930
Financials 16.0%
Banks 5.6%
Citigroup, Inc.	1,750,021	82,425,989
JPMorgan Chase & Co.	1,114,945	64,243,131
Regions Financial Corp.	3,399,629	36,104,060

		182,773,180
Capital Markets 4.6%
Affiliated Managers Group, Inc.*	284,453	58,426,646
Ameriprise Financial, Inc.	501,007	60,120,840
Charles Schwab Corp.	1,204,479	32,436,620

		150,984,106
Consumer Finance 2.1%
Discover Financial Services	1,108,520	68,706,069
Diversified Financial Services 0.6%
Intercontinental Exchange, Inc.	107,171	20,244,602
Insurance 1.9%
Prudential Financial, Inc.	719,294	63,851,728
Real Estate Investment Trusts 1.2%
Extra Space Storage, Inc. (REIT)	757,559	40,340,017
Health Care 14.9%
Biotechnology 5.0%
Celgene Corp.*	735,230	63,141,553
Gilead Sciences, Inc.* (a)	505,000	41,869,550
Medivation, Inc.* (a)	332,415	25,622,548
NPS Pharmaceuticals, Inc.* (a)	995,066	32,886,931

		163,520,582
Health Care Equipment & Supplies 0.7%
CareFusion Corp.*	546,710	24,246,588
Health Care Providers & Services 2.6%
Express Scripts Holding Co.*	753,570	52,245,008
McKesson Corp.	161,245	30,025,432
Premier, Inc. "A"*	102,586	2,974,994

		85,245,434
Life Sciences Tools & Services 1.9%
Thermo Fisher Scientific, Inc.	522,702	61,678,836
Pharmaceuticals 4.7%
Allergan, Inc.	219,474	37,139,390
Bristol-Myers Squibb Co.	305,149	14,802,778
Merck & Co., Inc.	1,016,994	58,833,103
Pfizer, Inc.	1,509,380	44,798,399

		155,573,670
Industrials 11.2%
Aerospace & Defense 2.2%
Boeing Co.	365,762	46,535,899
TransDigm Group, Inc.	156,831	26,231,553

		72,767,452
Electrical Equipment 2.1%
AMETEK, Inc.	940,007	49,143,566
Regal-Beloit Corp.	240,216	18,871,369

		68,014,935
Industrial Conglomerates 3.1%
General Electric Co.	2,171,932	57,078,373
Roper Industries, Inc. (a)	310,305	45,307,633

		102,386,006
Machinery 2.3%
Parker Hannifin Corp.	309,374	38,897,593
SPX Corp.	338,553	36,634,820

		75,532,413
Road & Rail 1.5%
Norfolk Southern Corp.	461,046	47,501,570
Information Technology 18.6%
Communications Equipment 1.7%
Alcatel-Lucent (ADR) (a)	4,397,526	15,655,193
Ciena Corp.* (a)	326,535	7,072,748
CommScope Holding Co., Inc.*	798,407	18,467,154
Palo Alto Networks, Inc.*	164,964	13,832,231

		55,027,326
Internet Software & Services 4.3%
Facebook, Inc. "A"*	548,070	36,879,630
Google, Inc. "A"*	77,361	45,230,656
Google, Inc. "C"*	77,220	44,423,122
Rackspace Hosting, Inc.* (a)	432,940	14,572,760

		141,106,168
IT Services 2.2%
Cognizant Technology Solutions Corp. "A"*	363,874	17,797,077
Sabre Corp.* (a)	304,139	6,097,987
Visa, Inc. "A" (a)	234,053	49,317,308

		73,212,372
Semiconductors & Semiconductor Equipment 0.8%
Avago Technologies Ltd.	230,072	16,581,289
Xilinx, Inc.	241,461	11,423,520

		28,004,809
Software 5.7%
Intuit, Inc.	267,785	21,564,726
Microsoft Corp.	1,097,923	45,783,389
Oracle Corp.	1,064,582	43,147,508
Salesforce.com, Inc.* (a)	259,822	15,090,462
Solera Holdings, Inc.	330,300	22,179,645
VMware, Inc. "A"* (a)	411,475	39,834,895

		187,600,625
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	1,088,037	101,111,278
Western Digital Corp.	286,606	26,453,734

		127,565,012
Materials 3.9%
Chemicals 3.2%
Ecolab, Inc.	459,210	51,128,441
LyondellBasell Industries NV "A"	295,810	28,885,847
Monsanto Co.	194,542	24,267,169

		104,281,457
Containers & Packaging 0.7%
Sealed Air Corp.	706,937	24,156,037
Telecommunication Services 0.5%
Wireless Telecommunication Services
T-Mobile U.S., Inc.*	490,426	16,488,122
Utilities 1.6%
Electric Utilities 0.6%
NextEra Energy, Inc. (a)	172,464	17,674,111
Water Utilities 1.0%
American Water Works Co., Inc.	672,706	33,265,311

Total Common Stocks (Cost $2,674,206,696)		3,255,713,420

	Principal Amount ($)	Value ($)
Convertible Bond 0.1%
Health Care
Cepheid, Inc., 144A, 1.25%, 2/1/2021 (Cost $2,653,000)	2,653,000	2,739,222

	Shares	Value ($)
Securities Lending Collateral 9.0%
Daily Assets Fund Institutional, 0.08% (b) (c) (Cost $295,828,660)	295,828,660	295,828,660
Cash Equivalents 0.9%
Central Cash Management Fund, 0.06% (b) (Cost $29,484,480)	29,484,480	29,484,480

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,002,172,836) †	109.1	3,583,765,782
Other Assets and Liabilities, Net	(9.1)	(297,770,970)

Net Assets	100.0	3,285,994,812

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $3,004,780,114.  At June 30, 2014, net unrealized appreciation for all securities based on tax cost was $578,985,668.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $607,995,098 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $29,009,430.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2014 amounted to $290,242,617, which is 8.8% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$3,255,713,420	$—	$—	$3,255,713,420
Convertible Bond (d)	—	2,739,222	—	2,739,222
Short-Term Investments (d)	325,313,140	—	—	325,313,140

Total	$3,581,026,560	$2,739,222	$—	$3,583,765,782

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Core Equity Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2014